PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
PROVISIONS
Schedule of provisions

	Balances							Balances
	as of	Additions						as of
	December 31,	Capital	Interest	Reclassifications	Debt		Decreases	December 31,
	2018	(i)	(ii)		recognition			2019
Current
Provisions	1,144	236	—	3,337	(43)		(3,483)	1,191
Total current provisions	1,144	236	—	3,337	(43)		(3,483)	1,191
Non-Current
Provisions	4,572	1,174	1,585	(3,337)	—		—	3,994
Asset retirement obligations	763	55	190	—	—		(373)	635
Total non-current provisions	5,335	1,229	1,775	(3,337)	—		(373)	4,629
Total provisions	6,479	1,465	1,775	—	(43)	(iii)	(3,856)	5,820

(i)	$1,286 charged to Other operating expenses, $57 charged to Rights of use assets, $129 reclassified from accounts payable and ($7) charged to currency translation adjustments.
(ii)	Charged to finance costs, net, interest for provisions line item.
(iii)	Includes RECPAM.

	Balances			Additions					Balances
	as of	Incorporation							as of
	December	by merger			Interest				December
	31, 2017	(Note 4)		Capital	(v)	Reclassifications		Decreases	31, 2018
Current
Provisions	—	922		618	—	2,684		(3,080)	1,144
Total current provisions	—	922		618	—	2,684		(3,080)	1,144

Non- Current
Provisions	1,941	2,852		1,329	1,126	(2,676)		—	4,572
Asset retirement obligations	537	842		74	(197)	(8)		(485)	763
Total non-current provisions	2,478	3,694		1,403	929	(2,684)		(485)	5,335

Total provisions	2,478	4,616	(iv)	2,021	929	—	(vi)	(3,565)	6,479

(iv)	$1,929 charged to Other operating expenses, $74 charged to Rights of use assets and $18 charged to currency translation adjustments.
(v)	Charged to finance costs, net, interest for provisions line item.
(vi)	Includes RECPAM.